Loans and Related Allowance for Credit Losses, Unfunded Credit Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	$ 603,507	$ 671,947
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	408,894	418,022
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	388,043	388,504
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	20,851	29,518
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	194,613	253,925
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	29,754	39,155
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable line of credit facility remaining borrowing capacity	28,600	35,500
Total Consumer [Member] | Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	156,012	145,526
Total Consumer [Member] | Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	8,847	69,244
International [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Letters of credit outstanding, amount	$ 1,100	$ 1,800